CONSOLIDATED STATEMENT OF CASH FLOWS - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOW FROM OPERATIONS
Net income for the year	R$ 4,094	R$ 3,753	R$ 2,865
ADJUSTMENTS:
Deferred income tax and social contribution	(924)	(210)	252
Depreciation and amortization	1,182	1,049	989
Loss on write-off of net residual value of unrecoverable concession financial assets, concessional contract asset, PP&E and Intangible assets	74	47	39
Fair value adjustment of financial assets	172
Renegotiation of hydrological risk costs (Law 14,052/20), net		(1,032)
Write off related to contractual assets	1	11	(12)
Bargain purchase	(5)	(4)	(51)
Discount and premium on repurchase of debt securities	47	491
Share of loss of subsidiaries and joint ventures, net	(843)	(182)	(357)
Remeasuring of concession financial and concession contract assets	(1,245)	(1,306)	(801)
Periodic tariff reset adjustments		(237)	(552)
Interest and monetary variation	853	1,381	1,202
Exchange variation on loans and debentures	(338)	353	1,742
Reimbursement of PIS/Pasep and Cofins over ICMS credits to customers - realization	(2,360)	(1,317)	(266)
Gains arising from the sale of non-current asset held for sale	(52)	(109)
Appropriation of transaction costs	7	20	15
Provisions for operating losses and expected credit losses	433	375	423
Change in fair value of derivative financial instruments	438	538	(1,753)
CVA (Parcel A items Compensation) Account and Other financial components in tariff adjustments	1,147	(2,146)	(455)
Post-employment obligations	666	86	491
Other	130	(24)	56
Total	3,477	1,537	3,827
Receivables from customers, traders and concession holders	(440)	(90)	(78)
CVA and Other financial components in tariff adjustments	191	15	1,467
Recoverable taxes	2,490	1,668	(59)
Income tax and social contribution tax credits	149	(555)	(162)
Escrow deposits	31	(70)	1,538
Dividends received from investees	708	499	387
Contractual assets and concession financial assets	620	713	688
Other assets	87	(267)	187
Total (increase) / decrease in assets	3,836	1,913	3,968
Increase (decrease) in liabilities
Suppliers	149	325	278
Taxes payable	408	5	824
Income tax and social contribution tax payable	1,000	1,206	690
Payroll and related charges	35	12	13
Regulatory charges	(240)	78	132
Post-employment obligations	(482)	(422)	(367)
Other liabilities	18	101	106
Total increase (decrease) in liabilities	888	1,305	1,676
Cash generated by operating activities	8,201	4,755	9,471
Interest paid on loans and debentures	(1,010)	(1,589)	(1,081)
Interest paid on leasing contracts	(4)	(3)	(4)
Income tax and social contribution tax paid	(704)	(500)	(240)
Cash inflows from settlement of derivatives instruments	129	1,022	461
NET CASH FROM OPERATING ACTIVITIES	6,612	3,685	8,607
INVESTING ACTIVITIES
Marketable securities	200	2,047	(3,368)
Restricted cash		43	(51)
Investments
Acquisition of equity investees	(52)	(56)	(120)
Arising from the sale of equity interest, net of costs of sales	52	1,367
Cash arising from business combination			27
Loans to related parties		(27)
Property, plant and equipment	(173)	(182)	(132)
Intangible assets	(119)	(51)	(41)
Contract assets - distribution of gas and energy infrastructure	(3,112)	(1,798)	(1,364)
NET CASH FROM USED IN INVESTING ACTIVITIES	(3,204)	1,370	(5,076)
FINANCING ACTIVITIES
Proceeds from loans and debentures	1,981	13	826
Interest on capital and dividends paid	(2,094)	(1,416)	(598)
Payment of loans and debentures	(2,613)	(4,437)	(2,531)
Leasing liabilities paid	(66)	(70)	(84)
NET CASH USED IN FINANCING ACTIVITIES	(2,792)	(5,910)	(2,387)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS FOR THE YEAR	616	(855)	1,144
Cash and cash equivalents at the beginning of the year	825	1,680	536
Cash and cash equivalents at the end of the year	R$ 1,441	R$ 825	R$ 1,680